Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: March 12, 2024

Payment Date	3/15/2024
Collection Period Start	2/1/2024
Collection Period End	2/29/2024
Interest Period Start	2/15/2024
Interest Period End	3/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$32,410,958.88	$32,410,958.88	$—	—	Jun-25
Class A-3 Notes	$663,190,000.00	$3,450,338.63	$659,739,661.37	0.994797	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$903,290,958.88	$35,861,297.51	$867,429,661.37

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$963,025,201.46	$924,559,301.04	0.456390
YSOC Amount	$54,986,548.52	$52,381,945.61
Adjusted Pool Balance	$908,038,652.94	$872,177,355.43
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$32,410,958.88	2.71000%	30/360	$73,194.75
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$903,290,958.88			$2,431,213.17

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$963,025,201.46	$924,559,301.04
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$908,038,652.94	$872,177,355.43
Number of Receivables Outstanding	64,450	63,369
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	40	39

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,899,525.08
Principal Collections	$38,110,004.05
Liquidation Proceeds	$148,549.07
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,158,078.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,158,078.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$802,521.00	$802,521.00	$—	$—	$40,355,557.20
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,355,557.20
Interest - Class A-2 Notes	$73,194.75	$73,194.75	$—	$—	$40,282,362.45
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$38,530,435.53
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$38,113,415.86
First Allocation of Principal	$—	$—	$—	$—	$38,113,415.86
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$38,056,604.11
Second Allocation of Principal	$—	$—	$—	$—	$38,056,604.11
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$37,994,411.86
Third Allocation of Principal	$12,133,603.45	$12,133,603.45	$—	$—	$25,860,808.41
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,790,740.58
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,810,740.58
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,810,740.58
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,063,046.52
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,063,046.52
Remaining Funds to Certificates	$2,063,046.52	$2,063,046.52	$—	$—	$—
Total	$41,158,078.20	$41,158,078.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$54,986,548.52
Increase/(Decrease)	$(2,604,602.91)
Ending YSOC Amount	$52,381,945.61

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$908,038,652.94	$872,177,355.43
Note Balance	$903,290,958.88	$867,429,661.37
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	31	$355,896.37
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	124	$148,549.07
Monthly Net Losses (Liquidation Proceeds)			$207,347.30
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.42%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.28%
Cumulative Net Losses for All Periods			$3,845,760.62
Cumulative Net Loss Ratio			0.19%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	142	$2,595,171.36
60-89 Days Delinquent	0.10%	48	$882,720.79
90-119 Days Delinquent	0.03%	16	$249,469.62
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	206	$3,727,361.77

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$110,847.86
Total Repossessed Inventory		17	$302,453.36

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		64	$1,132,190.41
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.14%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.62	0.07%	33	0.05%